Loans and borrowings - Movement table (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans and borrowings
Balance at beginning of period	€ 64,398	€ 80,980	€ 99,107
Repayment of loans & borrowings.	(23,267)	(16,723)	(17,708)
New leases	3,137	3,919	2,871
Repayment of leases	(3,122)	(3,549)	(3,379)
Loans acquired from business combination			100
Net foreign exchange movements	138	(229)	(11)
Balance at end of period	€ 41,284	€ 64,398	€ 80,980